Consolidated Statements of Cash Flows - USD ($) $ in Thousands	12 Months Ended
	Dec. 31, 2022	Dec. 31, 2021	Dec. 31, 2020
Cash flows from operating activities:
Net loss	$ (148,839)	$ (142,096)	$ (142,094)
Adjustments to reconcile net loss to net cash used in operating activities:
Depreciation and amortization	7,422	8,458	5,658
Loss on disposal of fixed assets and intangible assets	515	672	0
Non-cash share-based compensation (net of amount capitalized)	12,014	9,937	20,107
Non-cash interest expense and cumulative catch-up adjustment	8,884	1,093	0
Foreign exchange differences	3,996	0	0
Loss (gain) on lease incentive and reassessment	0	9	(1,335)
Gain on termination of operating lease	0	0	(160)
Deferred income tax	(268)	(72)	(1,344)
Changes in operating assets and liabilities
(Increase) decrease in prepaid expenses and other current assets	(10,962)	5,574	(2,660)
Decrease (increase) in prepaid expenses and other non-current assets	161	503	(2,637)
( Increase) decrease in long-term deposits	(5)	575	(508)
Increase (decrease) in accounts payable	22	(1,816)	1,439
Increase (decrease) in accrued expenses and other liabilities	16,007	(2,021)	5,608
(Decrease) increase in current and non-current operating lease liabilities, net of operating lease right of use assets	(1,255)	1,323	168
Net cash used in operating activities	(112,308)	(117,861)	(117,758)
Cash flows from investing activities:
Purchases of property and equipment	(10,841)	(8,857)	(14,681)
Net cash used in investing activities	(10,841)	(8,857)	(14,681)
Cash flows from financing activities:
Proceeds of issuance of ordinary shares	163,854	245,900	79,750
Proceeds from exercise of share options	117	125	462
Proceeds from liability related to future royalties and sales milestones	70,000	50,000	0
Payments of equity issuance costs	(10,361)	(11,453)	(5,797)
Payments of issuance costs related to the liability related to the sale of future royalties and sales milestones	0	(509)	0
Net cash provided by financing activities	223,610	284,063	74,415
Effect of exchange rate changes on cash and restricted cash	(28,376)	(754)	679
Net increase (decrease) in cash, cash equivalents and restricted cash	72,085	156,591	(57,345)
Cash, cash equivalents and restricted cash, beginning of period	310,676	154,085	211,430
Cash, cash equivalents and restricted cash, end of period	382,761	310,676	154,085
Supplemental cash flow information
Cash paid for taxes	(471)	(364)	(1,841)
Cash received for taxes	20,044	25,031	21,620
Net cash received from taxes	19,573	24,667	19,779
Supplemental non-cash flow information
Property and equipment purchases included in accounts payable or accrued expenses	2,864	3,712	2,499
Leased assets terminated and obtained in exchange for operating lease liabilities, net	0	28,517	2,487
Leased assets obtained in exchange for operating lease liabilities	9,785	627	26,956
Capitalized share-based compensation, net of forfeitures	(6)	0	(86)
Capitalized implementation costs included in accrued expenses	230	100	144
Issuance costs included in accounts payable and accrued expenses	1,103	245
Warrants issued in relation to Blackstone Agreements at relative fair value	0	9,868	0
Reconciliation of cash and cash equivalents and restricted cash reported within the consolidated balance sheets
Cash and cash equivalents	382,436	310,338	153,299
Short-term restricted cash	325	338	786
Total cash and cash equivalents and restricted cash	$ 382,761	$ 310,676	$ 154,085